Material accounting policies (Details )	12 Months Ended
Dec. 31, 2023
CI&T Delaware LLC
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	Brazilian Reais (“R$” or “BRL”)
CI&T Software S.A. ("CI&T Brazil")
Significant accounting policies
Country of incorporation of subsidiary	Brazil	[1]
Description of functional currency	Brazilian Reais (“R$” or “BRL”)
CI&T Japan, Inc. (“CI&T Japan”)
Significant accounting policies
Country of incorporation of subsidiary	Japan
Description of functional currency	Yen
CI&T China Inc. (“CI&T China”)
Significant accounting policies
Country of incorporation of subsidiary	China
Description of functional currency	Yuan
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”)
Significant accounting policies
Country of incorporation of subsidiary	Portugal
Description of functional currency	Euro
CI&T Australia PTY Ltd.
Significant accounting policies
Country of incorporation of subsidiary	Australia
Description of functional currency	Australian dollar (“AU$”)
Dextra Inc.
Significant accounting policies
Country of incorporation of subsidiary	United States	[2]
Description of functional currency	US dollar (“US$” or “USD”)
CINQ Inc.
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	US dollar (“US$” or “USD”)
CI&T, Inc. (“CI&T US”)
Significant accounting policies
Country of incorporation of subsidiary	United States
Description of functional currency	US dollar (“US$” or “USD”)
CI&T Software Inc. (“CI&T Canada”)
Significant accounting policies
Country of incorporation of subsidiary	Canada
Description of functional currency	Canadian dollar
CI&T UK Limited. (“CI&T UK”)
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom
Description of functional currency	Pound sterling (“£” or “GBP”)
CI&T Colombia
Significant accounting policies
Country of incorporation of subsidiary	Colombia
Description of functional currency	Colombian peso
CI&T Argentina S/A
Significant accounting policies
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentinian Peso
CI&T Financial Services Solutions, LLC
Significant accounting policies
Country of incorporation of subsidiary	United States	[3]
Description of functional currency	US dollar (“US$” or “USD”)
CI&T FinTech Services, Inc.
Significant accounting policies
Country of incorporation of subsidiary	United States	[3]
Description of functional currency	US dollar (“US$” or “USD”)
Somo Global Ltd (“Somo”)
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom	[4]
Description of functional currency	Pound sterling (“£” or “GBP”)
Somo Custom Ltd [member]
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom	[4]
Description of functional currency	Pound sterling (“£” or “GBP”)
Somo Global Inc.
Significant accounting policies
Country of incorporation of subsidiary	United States	[4]
Description of functional currency	US dollar (“US$” or “USD”)
Somo Global SAS. [member]
Significant accounting policies
Country of incorporation of subsidiary	Colombia	[4]
Description of functional currency	Colombian peso
Ideonyx Ltd (in liquidation)
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom	[4]
Description of functional currency	Pound sterling (“£” or “GBP”)
Somo Ltd (dormant)
Significant accounting policies
Country of incorporation of subsidiary	United Kingdom	[4]
Description of functional currency	Pound sterling (“£” or “GBP”)
CI&T Oceania PTY Ltd (“CI&T Oceania”)
Significant accounting policies
Country of incorporation of subsidiary	Australia	[4]
Description of functional currency	Australian dollar (“AU$”)
Unconstrained Thinking PTY Ltd
Significant accounting policies
Country of incorporation of subsidiary	Australia	[5]
Description of functional currency	Australian dollar (“AU$”)

[1]	In June 2022, CI&T Brazil completed the acquisition of 100% of the shareholding control of Box 1824 Planejamento e Marketing Ltda (“Box 1824”). In December 2022, Box 1824 was merged with CI&T Brazil.
[2]	In 2023, Dextra Inc. was extinct.
[3]	In November 2022, the Company completed the acquisition of 100% of the shareholding control of NTERSOL Consulting LLC (“NTERSOL”) and its subsidiary (see note 9). In 2023 NTERSOL was renamed to CI&T Financial Services Solutions, LLC and Core IP was renamed to CI&T FinTech Services, Inc.
[4]	In January 2022, the Company completed the acquisition of 100% of the shareholding control of Somo Global Ltd (“Somo”) and its subsidiaries (see note 9).
[5]	In September 2022, the Company completed the acquisition of 100% of the shareholding control of Transpire Technology Pty Ltd (“Transpire”) and its subsidiary (see note 9). In 2023, Transpire was renamed to CI&T Oceania PTY Ltd and Unconstrained Thinking PTY Ltd was extinct.